DEBT AND CREDIT FACILITIES 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mehoopany Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements	$ 11
Proceeds From Return Of Capital	13	17
Mehoopany Wind Farm [Member] | Term Loan Due May 2031 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding	162
Flat Ridge 2 Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements	3
Proceeds From Return Of Capital		148
Flat Ridge 2 Wind Farm [Member] | Term Loan Due June 2023 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding	242
Flat Ridge 2 Wind Farm [Member] | Fixed Rate Note Due June 2035 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding	$ 110